Financial risk management - Summary of group's exposure to insurance and reinsurance contracts sensitive to interest rate risk and debt instruments (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Insurance contracts assets-
Life reinsurance held	S/ 26,287	S/ 34,053	S/ 53,849
Insurance contracts liabilities-
Life insurance issued	(12,205,641)	(11,227,845)
Life reinsurance held	(7,260)	(5,648)
Debt instruments at fair value through profit or loss	1,714,641	2,448,793
Debt instruments at fair value through other comprehensive income	21,246,569	17,038,942
Debt instruments at amortized cost	61,651,344	63,294,936
Interest rate risk [member]
Insurance contracts assets-
Life reinsurance held	26,287	34,051
Insurance contracts liabilities-
Life insurance issued	12,205,641	11,227,845
Life reinsurance held	1,895	3,476
Debt instruments at fair value through profit or loss	307,036	259,422
Debt instruments at fair value through other comprehensive income	12,446,165	11,035,646
Debt instruments at amortized cost	23,584
Total	S/ 25,010,608	S/ 22,560,440